Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	3. INVENTORIES, net Inventories consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Work in progress	$13	$3
Finished goods	2,706	755

Inventory, net	$2,719	$758

3. INVENTORIES Inventories consists of work in process and finished goods of approximately $0.8 million and $0.4 million as of December 31, 2020 and 2019, respectively.